Aristotle International Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Austria - 3.3%
Erste Group Bank AG	229,200	$19,520,055

Canada - 9.2%
Brookfield Corp.	422,000	26,117,981
Cameco Corp.	374,000	27,775,010
		53,892,991

France - 11.8%
Amundi SA (a)	129,300	10,463,654
Cie Generale des Etablissements Michelin SCA	347,800	12,921,692
LVMH Moet Hennessy Louis Vuitton SE	17,900	9,374,554
Safran SA	76,800	24,959,796
TotalEnergies SE	192,600	11,820,127
		69,539,823

Germany - 8.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,500	19,133,144
Nemetschek SE	166,000	24,051,453
Symrise AG	82,600	8,673,229
		51,857,826

Hong Kong - 1.5%
AIA Group Ltd.	994,100	8,915,297

Ireland - 5.4%
Accenture PLC - Class A	57,300	17,126,397
Experian PLC	284,200	14,636,776
		31,763,173

Japan - 20.4%
Daikin Industries Ltd.	75,300	8,902,347
FANUC Corp.	280,500	7,674,525
Fast Retailing Co. Ltd.	44,500	15,302,524
Kubota Corp.	464,200	5,228,516
MonotaRO Co. Ltd.	1,067,300	21,085,855
NIDEC CORP	222,100	4,326,173
Otsuka Holdings Co. Ltd.	205,300	10,194,787
Pan Pacific International Holdings Corp.	677,300	23,323,709
Sony Group Corp.	940,800	24,368,487
		120,406,923

Netherlands - 3.1%
Akzo Nobel NV	117,900	8,249,514
Heineken NV	112,500	9,809,113
		18,058,627

Peru - 3.1%
Credicorp Ltd.	81,700	18,261,584

Singapore - 3.2%
DBS Group Holdings Ltd.	539,550	19,057,169

South Korea - 1.5%
Samsung Electronics Co. Ltd.	194,700	8,627,045

Sweden - 1.8%
Assa Abloy AB - Class B	347,700	10,848,972

Switzerland - 6.9%
Alcon AG	162,400	14,368,240
DSM-Firmenich AG	82,300	8,750,307
Roche Holding AG	53,400	17,390,585
		40,509,132

United Kingdom - 15.4%
Ashtead Group PLC	251,000	16,086,298
Coca-Cola Europacific Partners PLC	200,300	18,571,816
Diageo PLC	446,100	11,193,526
GSK PLC	503,800	9,612,392
Haleon PLC	3,071,200	15,783,469
Rentokil Initial PLC	1,682,200	8,130,218
Unilever PLC	181,600	11,072,310
		90,450,029
TOTAL COMMON STOCKS (Cost $400,739,842)		561,708,646

TOTAL INVESTMENTS - 95.4% (Cost $400,739,842)		561,708,646
Money Market Deposit Account - 4.2% (b)		24,662,191
Other Assets in Excess of Liabilities - 0.4%		2,400,627
TOTAL NET ASSETS - 100.0%		$588,771,464
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $10,463,654 or 1.8% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Sector Classification as of June 30, 2025
(% of Net Assets)

Industrials	$121,879,476	20.6%
Financials	121,468,884	20.6
Consumer Discretionary	85,290,966	14.5
Health Care	67,349,473	11.4
Consumer Staples	50,646,765	8.7
Information Technology	49,804,895	8.5
Energy	39,595,137	6.7
Materials	25,673,050	4.4
Other Assets in Excess of Liabilities	27,062,818	4.6
	588,771,464	100.0%